Columbia Partners Equity Fund
Schedule of Investments
September 30, 2002 (Unaudited)


Common Stocks - 93.6%                                                     Shares            Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 2.3%
Cabot Microelectronics Corp.                                                  7,190        $   267,756
                                                                                        ---------------

Air Transportation, Scheduled - 1.7%
Northwest Airlines Corp.                                                     30,205            201,769
                                                                                        ---------------

Aircraft - 1.2%
Boeing Co.                                                                    4,010            136,861
                                                                                        ---------------

Aircraft Engines & Engine Parts - 1.1%
United Technologies Corp.                                                     2,275            128,515
                                                                                        ---------------

Beverages - 2.0%
Coca-Cola Co.                                                                 4,835            231,887
                                                                                        ---------------

Cable & Other Pay Television Services - 0.9%
Comcast Corp. - Class A, Non-voting                                           5,080            108,356
                                                                                        ---------------

Chemicals - 5.0%
Georgia Gulf Corp.                                                           26,035            595,420
                                                                                        ---------------

Computer Storage Devices - 1.3%
EMC Corp.                                                                    12,655             57,833
Network Appliance, Inc.                                                      13,630             99,908
                                                                                        ---------------
                                                                                        ---------------
                                                                                               157,741
                                                                                        ---------------

Concrete, Gypsum & Plaster Products - 2.1%
Florida Rock Industries, Inc.                                                 8,270            252,731
                                                                                        ---------------

Drilling Oil & Gas Wells - 2.9%
Nabors Industries, Inc.                                                      10,435            341,746
                                                                                        ---------------

Electronic & Other Electrical Equipment
      (No Computer Equipment) - 1.4%
General Electric Co.                                                          6,490            159,979
                                                                                        ---------------

Electronic Computers - 1.5%
Dell Computer Corp.                                                           7,820            183,848
                                                                                        ---------------

Fire, Marine, Casualty Insurance - 0.1%
Travelers Property Casualty Corp. - Class B                                     400              5,412
Travelers Property Casualty Corp. - Class A                                     195              2,574
                                                                                        ---------------
                                                                                        ---------------
                                                                                                 7,986
                                                                                        ---------------
Gold & Silver Ores - 1.9%
Placer Dome, Inc.                                                            25,340            231,354
                                                                                        ---------------

See accompanying notes which are an integral part of the financial statements.


Schedule of Investments
September 30, 2002 (Unaudited)

Common Stocks - continued                                                 Shares            Value

Motor Vehicle Parts & Accessories - 4.6%
Gentex Corp.                                                                 19,895          $ 540,945
                                                                                        ---------------

National Commercial Banks - 4.7%
Citigroup, Inc.                                                               4,514            133,840
Hibernia Corp.                                                               20,945            418,690
                                                                                        ---------------
                                                                                        ---------------
                                                                                               552,530
                                                                                        ---------------

Oil & Gas Field Machinery & Equipments - 3.1%
Weatherford International Corp.                                              10,030            372,514
                                                                                        ---------------

Operative Builders - 2.3%
Meritage Corp.                                                                7,730            274,029
                                                                                        ---------------

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 4.2%
Alliant Techsystem, Inc.                                                      7,192            498,046
                                                                                        ---------------

Pharmaceutical Preparations - 12.0%
Andrx Corp.                                                                  15,275            338,341
Barr Laboratories, Inc.                                                       5,110            318,302
Biovail Corp.                                                                10,205            251,962
Bristol-Myers Squibb, Inc.                                                    4,325            102,935
Johnson & Johnson                                                             2,425            131,144
Pfizer, Inc.                                                                  5,215            151,339
Wyeth                                                                         4,190            133,242
                                                                                        ---------------
                                                                                        ---------------
                                                                                             1,427,265
                                                                                        ---------------

Radiotelephone Communications - 1.1%
NEXTEL Communications, Inc. - Class A                                        17,300            130,615
                                                                                        ---------------

Retail - Apparel & Accessory Stores - 2.5%
Pacific Sunware of California, Inc.                                          14,485            294,915
                                                                                        ---------------

Retail - Eating Places - 3.5%
AFC Enterprises, Inc.                                                        14,450            291,746
Main Street and Main, Inc.                                                   18,850             63,902
McDonald's Corp.                                                              3,625             64,018
                                                                                        ---------------
                                                                                        ---------------
                                                                                               419,666
                                                                                        ---------------
Retail - Family Clothing Stores - 1.0%
Gap, Inc.                                                                    11,445            124,178
                                                                                        ---------------

Retail - Lumber & Other Building Materials Dealers - 1.1%
The Home Depot, Inc.                                                          5,175            135,067
                                                                                        ---------------

Retail - Miscellaneous Shopping Goods Stores - 2.2%
Barnes & Noble, Inc.                                                         12,485            264,183
                                                                                        ---------------

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments
September 30, 2002 (Unaudited)

Common Stocks - continued                                                 Shares            Value

Retail - Variety Stores - 4.0%
Costco Wholesale Corp.                                                        6,680          $ 216,232
Target Corp.                                                                  5,025            148,338
Wal-Mart Stores, Inc.                                                         2,230            109,805
                                                                                        ---------------
                                                                                        ---------------
                                                                                               474,375
                                                                                        ---------------
Retail-Drug Stores and Proprietary Stores - 2.2%
Longs Drug Store Corp.                                                       11,535            266,343
                                                                                        ---------------

Savings Institution, Federally Chartered - 4.5%
Sovereign Bancorp, Inc.                                                      41,205            531,544
                                                                                        ---------------

Security Brokers, Dealers & Flotation Companies - 1.7%
Merrill Lynch & Co., Inc.                                                     6,295            207,420
                                                                                        ---------------

Semiconductors & Related Devices - 4.8%
Broadcom Corp. - Class A                                                      7,620             81,382
Intel Corp.                                                                   8,775            121,885
LSI Logic Corp.                                                              30,565            194,088
Micron Technology, Inc.                                                      14,375            177,819
                                                                                        ---------------
                                                                                        ---------------
                                                                                               575,174
                                                                                        ---------------
Services - Computer Integrated Systems Design - 2.4%
Scientific Games Corp. - Class A                                             41,780            279,968
                                                                                        ---------------

Services - Miscellaneous Amusement & Recreation - 1.1%
Walt Disney Co.                                                               8,585            129,977
                                                                                        ---------------

Services - Prepackaged Software - 3.6%
Microsoft Corp.                                                               5,215            228,104
Oracle Corp.                                                                 13,990            109,961
Rational Software Corp.                                                      20,730             89,554
                                                                                        ---------------
                                                                                        ---------------
                                                                                               427,619
                                                                                        ---------------
Services-Miscellaneous Amusement & Recreation - 1.6%
Mandalay Resort Group                                                         5,570            186,874
                                                                                        ---------------

TOTAL COMMON STOCKS (Cost $15,338,594)                                                      11,119,196
                                                                                        ---------------

Money Market Securities - 5.3%
Huntington Investment A - Money Market, 0.67%, (Cost $632,939) (b)          632,939            632,939
                                                                                        ---------------

TOTAL INVESTMENTS (Cost $15,971,533) - 98.9%                                              $ 11,752,135
                                                                                        ---------------

Cash and other assets less liabilities - 1.1%                                                  138,936
                                                                                        ---------------

TOTAL NET ASSETS - 100.0%                                                                 $ 11,891,071
                                                                                        ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Assets and Liabilities
September 30, 2002 (Unaudited)


Assets
Investments in securities, at value (cost $15,971,533)                                                  $ 11,752,133
Cash                                                                                                              30
Interest receivable                                                                                              525
Dividends receivable                                                                                           7,082
Receivable for investments sold                                                                              144,018
                                                                                                    -----------------
     Total assets                                                                                         11,903,788
                                                                                                    -----------------

Liabilities
Accrued advisory fees                                                                                         12,717
                                                                                                    -----------------
     Total liabilities                                                                                        12,717
                                                                                                    -----------------

Net Assets                                                                                              $ 11,891,071
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           21,654,426
Accumulated net investment income (loss)                                                                     (46,798)
Accumulated net realized gain (loss) on investments                                                       (5,497,157)
Net unrealized appreciation (depreciation) on investments                                                 (4,219,400)
                                                                                                    -----------------

Net Assets, for 1,763,670 shares                                                                        $ 11,891,071
                                                                                                    =================

Net Asset Values
Offering price and redemption price per share ($11,891,071 / 1,763,670)                                       $ 6.74
                                                                                                    =================


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Operations
Six months ended September 30, 2002 (Unaudited)

Investment Income
Dividend income                                                                                            $ 37,328
Interest income                                                                                               6,095
                                                                                                    ----------------
  Total Income                                                                                               43,423
                                                                                                    ----------------

Expenses
Investment advisor fee                                                                                       90,221
Trustees' fees                                                                                                1,380
                                                                                                    ----------------
  Total expenses before reimbursement                                                                        91,601
Reimbursed expenses                                                                                          (1,380)
                                                                                                    ----------------
  Total operating expenses                                                                                   90,221
                                                                                                    ----------------

Net Investment Income (Loss)                                                                                (46,798)
                                                                                                    ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (1,052,292)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              (3,859,759)
                                                                                                    ----------------
                                                                                                    ----------------
Net realized and unrealized gain (loss) on investment securities                                         (4,912,051)
                                                                                                    ----------------
                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations                                        $ (4,958,849)
                                                                                                    ================

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Changes In Net Assets

                                                                    Period ended       For the year
                                                                   Sep. 30, 2002           ended
Increase (Decrease) in Net Assets                                   (Unaudited)       March 31, 2002
                                                                  --------------    ----------------
Operations
  Net investment income (loss)                                        $ (46,798)          $ (84,304)
  Net realized gain (loss) on investment securities                  (1,052,292)         (2,386,171)
  Change in net unrealized appreciation (depreciation)               (3,859,759)          2,442,189
                                                                  --------------    ----------------
  Net increase (decrease) in net assets resulting from operations    (4,958,849)            (28,286)
                                                                  --------------    ----------------
Distributions
  From net investment income                                                 -                   -
  From net realized gain                                                     -                   -
                                                                  --------------    ----------------
  Total distributions                                                        -                   -
                                                                  --------------    ----------------
Capital Share Transactions
  Proceeds from shares sold                                             445,801           1,770,340
  Reinvestment of distributions                                              -                   -
  Amount paid for shares repurchased                                (1,489,336)           (911,542)
                                                                   -------------    ----------------

  Net increase (decrease) in net assets resulting
     from share transactions                                         (1,043,535)            858,798
                                                                 ---------------    ----------------

Total Increase (Decrease) in Net Assets                              (6,002,384)            830,512
                                                                 ---------------    ----------------

Net Assets
  Beginning of period                                                17,893,455          17,062,943
                                                                 ---------------    ----------------
  End of period [including accumulated net
    investment income (loss) of  $(46,798) and $0, respectively]   $ 11,891,071        $ 17,893,455
                                                                 ===============    ================

Capital Share Transactions
  Shares sold                                                            55,268             185,510
  Shares issued in reinvestment of distributions                              -                   -
  Shares repurchased                                                   (196,498)            (98,699)
                                                                 ---------------    ----------------

  Net increase (decrease) from capital transactions                    (141,230)             86,811

                                                                 ===============    ================

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Financial Highlights

                                                      Period ended        Year             Year             Year
                                                     Sep. 30, 2002        ended            ended             ended
                                                      (Unaudited)       March 31, 2002    March 31, 2001  March 31, 2000
                                                     ---------------   ---------------------------------------------------
Selected Per Share Data
Net asset value, beginning of period                         $ 9.39             $ 9.39          $ 17.16           $ 10.00
                                                     ---------------   ----------------  ---------------  ----------------
Income from investment operations
  Net investment income (loss)                                (0.03)             (0.05)           (0.05)            (0.04)
  Net realized and unrealized gain (loss)                     (2.62)              0.05            (5.41)             7.59
                                                    ---------------   ----------------  ---------------  ----------------
Total from investment operations                              (2.65)              0.00            (5.46)             7.55
                                                     ---------------   ----------------  ---------------  ----------------
Less Distributions to shareholders:
  From net investment income                                   0.00               0.00             0.00              0.00
  From net realized gain                                       0.00               0.00            (2.31)            (0.39)
                                                     ---------------   ----------------  ---------------  ----------------
Total distributions                                            0.00               0.00            (2.31)            (0.39)
                                                     ---------------   ----------------  ---------------  ----------------
                                                             $ 6.74             $ 9.39           $ 9.39           $ 17.16
                                                     ===============   ================  ===============  ================
Net asset value, end of period
                                                             (28.22)%            0.00%           (33.94)%          76.56%
Total Return

Ratios and Supplemental Data                               $ 11,891           $ 17,893         $ 17,063          $ 24,040
Net assets, end of period (000)                               1.20% (a)          1.20%            1.20%             1.20%
Ratio of expenses to average net assets
Ratio of expenses to average net assets                       1.22% (a)          1.21%            1.21%             1.22%
   before waiver & reimbursement
Ratio of net investment income to                             (0.62)(a)          (0.48)%          (0.34)%           (0.31)%
   average net assets
Ratio of net investment income to
   average net assets before waiver & reimbursement           (0.64)(a)          (0.49)%          (0.35)%           (0.34)%
Portfolio turnover rate                                      28.16%            102.94%           67.93%           215.08%


(a) For period of less than a full year, the total return is not annualized.

See accompanying notes which are an integral part of the financial statements.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                               September 30, 2002
                                   (Unaudited)


NOTE 1.  ORGANIZATION

Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995, (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital growth. The investment advisor to the Fund is Columbia Partners L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                          September 30, 2002- continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Columbia Partners, L.L.C. (the Advisor) to manage the Fund's investments. The Advisor was organized in 1995, as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. A team of the Advisor makes the investment decisions for the Fund, which is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of its daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period ended September 30, 2002, the Advisor earned a fee of $90,221 from the Fund. The Advisor has contractually agreed to permanently reimburse fees and expenses of the non-interested person Trustees to maintain total operating expenses at 1.20% of net assets. For the period ended September 30, 2002, the Advisor reimbursed fees and expenses of $1,380.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the period ended September 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the period ended September 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $4,212,511 and $3,789,997 respectively. As of September 30, 2002, the gross unrealized appreciation for all securities totaled $760,042 and the gross unrealized depreciation for all securities totaled $4,979,441, for a net unrealized depreciation of $4,219,400. The aggregate cost of securities for federal income tax purposes at September 30, 2002 was $15,971,533.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                          September 30, 2002- continued
                                   (Unaudited)

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period ended. Actual results could differ from those estimates.

NOTE 6.  ELECTION OF TRUSTEES

   At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For              Withheld              Total

Gary Hippenstiel                      10,516,210.432        648,472.896        11,164,683.328

Mark Muller                           10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller                      10,493,506.432        671,176.896        11,164,683.328

Richard  Wright                       10,858,138.432        306,544.896        11,164,683.328

                                  Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             28
5016 Cedar River Tr.
Fort Worth, Texas 76137
Year of Birth:  1964
--------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee

--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             13
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             28
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee

----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 28
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Michael E. Durham                                   Treasurer      and   Treasurer and CFO              N/A
431 N. Pennsylvania St.                             Chief    Financial       since 2002
Indianapolis, Indiana 46204                         Officer
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Vice-President of Fund Accounting of Unified Fund Services,  Inc., the                      None
Fund's transfer agent,  fund accountant and  administrator,  since May
1995.
----------------------------------------------------------------------- ----------------------------------------------
*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 888-696-2733.


U.S. Opportunity Fund
Schedule of Investments
September 30, 2002 (Unaudited)


Common Stocks - 111.4%                                                    Shares        Value

Asset-Backed Securities - 2.1%
E*Trade Group, Inc. (a)                                                   5,000     $   22,250
                                                                                    ---------------

Auto Controls for Regulating Residential & Commercial Environment - 2.0%
Honeywell International, Inc.                                             1,000         21,660
                                                                                    ---------------

Computer Communication Equipment - 2.4%
Cisco Systems, Inc.                                                       2,500         26,200
                                                                                    ---------------

Computer Peripheral Equipment - 0.9%
Cirrus Logic, Inc.                                                        4,000         10,200
                                                                                    ---------------

Computer Services & Software - 3.0%
Electronic Arts, Inc.                                                       500         32,980
                                                                                    ---------------

Computer Storage Devices - 2.4%
SanDisk Corp. (a)                                                         2,000         26,220
                                                                                    ---------------

Electrical Industrial Apparatus - 2.4%
American Power Conversion, Inc.                                           2,700         25,812
                                                                                    ---------------

Electromedical & Electrotherapeutic Apparatus - 3.9%
Medtronic, Inc. (a)                                                       1,000         42,120
                                                                                    ---------------

Electronic Computers - 6.0%
Dell Computer Corp.                                                       2,500         58,775
Sun Microsystems, Inc.                                                    2,600          6,734
                                                                                    ---------------
                                                                                        65,509
                                                                                    ---------------

Finance Services - 6.1%
American Express Co. (a)                                                  1,000         31,180
SWS Group, Inc. (a)                                                       2,000         24,500
Westwood Holdings Group, Inc. (a)                                           756         10,765
                                                                                    ---------------
                                                                                        66,445
                                                                                    ---------------

Fire, Marine, Casualty Insurance - 0.2%
Travelers Property Casualty Corp. - Class B                                  88          1,191
Travelers Property Casualty Corp. - Class A                                  43            567
                                                                                    ---------------
                                                                                         1,758
                                                                                    ---------------

National Commercial Banks - 2.7%
Citigroup, Inc. (a)                                                       1,000         29,650
                                                                                    ---------------

Operative Builders - 2.4%
Centex Corp. (a)                                                            600         26,610
                                                                                    ---------------

See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Schedule of Investments
September 30, 2002 (Unaudited)


Common Stocks - 111.4% - continued                                        Shares        Value

Pharmaceutical Preparations - 8.2%
Eli Lily, Inc. (a)                                                              500       $ 27,670
Merck & Co. (a)                                                                 700         31,997
Pfizer, Inc. (a)                                                              1,000         29,020
                                                                                    ---------------
                                                                                            88,687
                                                                                    ---------------
Photography & Imaging - 2.1%
Dupont Photomasks, Inc.                                                       1,000         22,780
                                                                                    ---------------

Radio & TV Broadcasting & Communications Equipment - 5.0%
Motorola, Inc. (a)                                                            2,300         23,414
QUALCOMM, Inc.                                                                1,100         30,382
                                                                                    ---------------
                                                                                    ---------------
                                                                                            53,796
                                                                                    ---------------

Real Estate Investment Trusts - 2.1%
Starwood Hotels and Resorts Worldwide, Inc.                                   1,000         22,300
                                                                                    ---------------

Retail - Eating & Drinking Places - 2.9%
Starbucks Corp.                                                               1,500         30,960
                                                                                    ---------------

Retail - Grocery Stores - 3.9%
Whole Foods Market, Inc.                                                      1,000         42,840
                                                                                    ---------------

Retail - Jewelry Stores - 1.9%
Tiffany & Co. (a)                                                             1,000         21,430
                                                                                    ---------------

Retail - Lumber & Other Building Materials Dealers - 2.4%
The Home Depot, Inc. (a)                                                      1,000         26,100
                                                                                    ---------------

Security Brokers, Dealers & Flotation Companies - 6.4%
Bear Stearns Co. (a)                                                            500         28,200
Charles Schwab Corp. (a)                                                      2,600         22,620
Knight Trading Group, Inc.                                                    5,000         18,750
                                                                                    ---------------
                                                                                    ---------------
                                                                                            69,570
                                                                                    ---------------

Semiconductors & Related Devices - 16.1%
Advanced Micro Devices, Inc.                                                  4,200         22,428
Altera Corp.                                                                  2,000         17,340
Intel Corp. (a)                                                               1,600         22,224
JDS Uniphase Corp.                                                            5,000          9,740
LSI Logic Corp.                                                               2,500         15,875
Micron Technology, Inc.                                                       1,700         21,029
National Semiconductor Corp.                                                  1,500         17,910
Silicon Laboratories, Inc.                                                    1,500         27,495
Texas Instruments, Inc. (a)                                                   1,400         20,678
                                                                                    ---------------
                                                                                    ---------------
                                                                                           174,719
                                                                                    ---------------

See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Schedule of Investments
September 30, 2002 (Unaudited)


Common Stocks - 111.4% - continued                                        Shares        Value

Services - Computer Integrated Systems Design - 3.3%
NetSolve, Inc.                                                                5,000       $ 35,850
                                                                                    ---------------

Services - Computer Programming Services - 1.6%
Advent Software, Inc.                                                         1,500         17,175
                                                                                    ---------------

Services - Prepackaged Software - 13.3%
Cadence Design Systems, Inc.                                                  2,000         20,340
Computer Associates International, Inc. (a)                                   2,000         19,200
Microsoft Corp.                                                                 500         21,870
National Instruments Corp.                                                    1,000         21,890
Oracle Corp.                                                                  2,000         15,720
Symantec Corp.                                                                1,000         33,670
VERITAS Software Corp.                                                          800         11,768
                                                                                    ---------------
                                                                                    ---------------
                                                                                           144,458
                                                                                    ---------------

Special Industry Machinery - 5.2%
Applied Materials, Inc.                                                       2,600         30,030
Lam Research Corp.                                                            3,000         26,700
                                                                                    ---------------
                                                                                    ---------------
                                                                                            56,730
                                                                                    ---------------

Telephone & Telegraph Apparatus - 0.5%
Corning, Inc.                                                                 2,000          3,200
Lucent Technologies, Inc.                                                     3,000          2,280
                                                                                    ---------------
                                                                                    ---------------
                                                                                             5,480
                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $2,923,053)                                                    1,210,289
                                                                                    ---------------

Unit Investment Trusts - 3.6%

TOTAL UNIT INVESTMENT TRUSTS (Cost $61,392)                                                 38,950
                                                                                    ---------------

Money Market Securities - 0.7%
Huntington Money Market - Investment A, 0.67%, (Cost $7,514) (b)              7,514          7,514
                                                                                    ---------------

TOTAL INVESTMENTS (Cost $2,991,959) - 115.7%                                           $ 1,256,753
                                                                                    ---------------

Liabilities in excess of cash and other assets - (15.7%)                                  (170,306)
                                                                                    ---------------

TOTAL NET ASSETS - 100.0%                                                              $ 1,086,447
                                                                                    ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Schedule of Investments
September 30, 2002 (Unaudited)

                                                                          Shares        Value

Written Put Options
CBOE Mini-NDX Index / December 2002 @ 190                                       200      $ 209,700

                                                                                    ---------------
Total (Premiums received $160,556)                                                         209,700
                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Statement of Assets and Liabilities
September 30, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $2,991,959)                          $ 1,256,753
Interest receivable                                                                      6
Dividends receivable                                                                   746
Receivable for investments sold                                                    312,747
                                                                           ----------------
     Total assets                                                                1,570,252
                                                                           ----------------

Liabilities
Put options written (Premium received $160,556)                                    209,700
Payable for investments purchased                                                  272,756
Accrued advisory fees                                                                1,349
     Total liabilities                                                             483,805
                                                                           ----------------

Net Assets                                                                     $ 1,086,447
                                                                           ================

Net Assets consist of:
Paid in capital                                                                  5,928,972
Accumulated net investment income (loss)                                            (6,137)
Accumulated net realized gain (loss) on investments                             (3,052,039)
Net unrealized appreciation (depreciation) on investments                       (1,784,349)
                                                                           ----------------

Net Assets, for 393,004 shares                                                 $ 1,086,447
                                                                           ================

Net Asset Values,
Offering price and redemption price per share ($1,086,447 / 393,004)                $ 2.76
                                                                           ================


See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Statement of Operations
Six months ended September 30, 2002 (Unaudited)



Investment Income
Dividend income                                                                    $ 5,228
Interest income                                                                         21
Misc. income                                                                           304
                                                                           ----------------
  Total Income                                                                       5,553
                                                                           ----------------

Expenses
Investment advisor fee                                                              11,690
Trustee fees                                                                         1,380
                                                                           ----------------
Total expenses before reimbursements                                                13,070
Reimbursed expenses                                                                 (1,380)
                                                                           ----------------
Total operating expenses                                                            11,690
                                                                           ----------------
                                                                           ----------------
Net Investment Income (Loss)                                                        (6,137)
                                                                           ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investment securities                                                           (421,165)
  Option securities                                                               (218,206)
Change in net unrealized appreciation (depreciation) on:
  Investment securities                                                           (777,932)
  Option securities                                                                (49,144)
Net realized and unrealized gain (loss) on investment securities                (1,466,447)
                                                                           ----------------
                                                                           ----------------
Net increase (decrease) in net assets resulting from operations               $ (1,472,584)
                                                                           ================

See accompanying notes which are an integral part of the financial statements.

U.S. Opportunity Fund
Statement of Changes In Net Assets (Unaudited)

                                                                                Period ended
                                                                             September 30, 2002          Year ended
Increase (Decrease) in Net Assets                                               (Unaudited)            March 31, 2002
                                                                           -----------------------   -------------------
Operations
  Net investment income (loss)                                                           $ (6,137)            $ (31,451)
  Net realized gain (loss) on:
    Investment securities                                                                (421,165)           (1,002,086)
    Option securities                                                                    (218,206)             (250,277)
  Change in net unrealized appreciation (depreciation) on:
    Investment securities                                                                (777,932)              617,303
    Option securities                                                                     (49,144)               28,206
                                                                           -----------------------
                                                                                                     -------------------
  Net increase (decrease) in net assets resulting from operations                      (1,472,584)             (638,305)
                                                                           -----------------------   -------------------
Distributions
  From net investment income                                                                    -                     -
  From net realized gain                                                                        -                     -
                                                                           -----------------------   -------------------
                                                                           -----------------------   -------------------
  Total distributions                                                                           -                     -
                                                                           -----------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                                13,338               399,158
  Reinvestment of distributions                                                                 -                     -
  Amount paid for shares repurchased                                                     (399,632)              617,649
                                                                           -----------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                             (386,294)             (218,491)
                                                                           -----------------------   -------------------
                                                                           -----------------------   -------------------
Total Increase (Decrease) in Net Assets                                                (1,858,878)             (856,796)
                                                                           -----------------------   -------------------

Net Assets
  Beginning of period                                                                   2,945,325             3,802,121
                                                                           -----------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $(6,137) and $0, respectively]                       $ 1,086,447           $ 2,945,325
                                                                           =======================   ===================

Capital Share Transactions
  Shares sold                                                                               3,167                58,810
  Shares issued in reinvestment of distributions                                                -                     -
  Shares repurchased                                                                      (86,315)             (106,729)
                                                                           -----------------------   -------------------

  Net increase (decrease) from capital transactions                                       (83,148)              (47,919)
                                                                           =======================   ===================

See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund
Financial Highlights

                                               Period ended
                                            September 30, 2002       Year ended       Year ended
                                                (Unaudited)        March 31, 2002      March 31, 2000
                                            -------------------    ----------------   ------------------

Selected Per Share Data
Net asset value, beginning of period                    $ 6.19              $ 7.25        $ 10.00
                                            -------------------    ----------------   ------------
Income from investment operations
   Net investment income (loss)                          (0.01)              (0.06)         (0.04)
   Net realized and unrealized gain (loss)               (3.42)              (1.00)          6.23
                                            -------------------    ----------------   ------------
Total from investment operations                         (3.43)              (1.06)          6.19
                                            -------------------    ----------------   ------------
Less distributions
   From net investment income                             0.00                0.00           0.00
   From net realized gain                                 0.00                0.00           0.00
                                                                                      ------------
                                            -------------------    ----------------   ------------
Total distributions                                       0.00                0.00           0.00
                                            -------------------    ----------------   ------------

Net asset value, end of period                          $ 2.76              $ 6.19        $ 16.19
                                            ===================    ================   ============

Total Return                                            (55.05)%            (14.62)%       61.90%

Ratios and Supplemental Data
Net assets, end of period (000)                         $1,086              $2,945         $3,713
Ratio of expenses to average net assets                  1.39% (a)           1.25%          1.25%
Ratio of expenses to average net assets
   before reimbursement                                  1.25% (a)           1.90%          1.37%
Ratio of net investment income (loss) to
   average net assets                                    (0.65)(a)           (0.90)%        (0.35)%
Ratio of net investment income (loss) to
   average net assets before reimbursement               (0.51)(a)           (1.55)%        (0.47)%
Portfolio turnover rate                                  0.00%              14.35%          0.35%

(a) For period of less than a full year, the total return is not annualized.

See accompanying notes which are an integral part of the financial statements.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2002
                                   (Unaudited)


NOTE 1.  ORGANIZATION

The Martin Capital U.S. Opportunity Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Funds (the "Trust") on August 14, 1998 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation. The investment advisor to the Fund is Martin Capital Advisors, L.L.P. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued based on prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available form a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing - When the Fund writes an option; an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premiums are added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of options, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practices and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is Martin Capital Advisors, L.L.P. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the period end September 30, 2002, the Advisor earned fees of $11,690 from the Fund. The Advisor has contractually agreed to reimburse the Fund for expenses it incurs to maintain the Fund's total operating expenses at 1.25% of the average daily net assets of the Fund through March 1, 2003. For the period end September 30, 2002, the Advisor reimbursed expenses of $1,380 for the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. Unified Financial Securities, Inc. executed investment portfolio transactions for the Fund. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the period end September 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $0 and $741,564, respectively. As of September 30, 2002, the unrealized appreciation for all securities totaled $69,098 and the unrealized depreciation for all securities totaled $1,853,447 for a net unrealized depreciation of $1,784,349.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6.  PUT OPTIONS WRITTEN

Transactions in options written by the Fund during the period end September 30, 2002 were as follows:

                                                                       Number of          Premiums
                                                                       Contracts          Received
 Options outstanding at March 31, 2002                                    10              $266,654
 Options written                                                           4               321,112
 Options terminated in closing purchase transactions                     (12)             (427,210)

 Options outstanding at September 30, 2002                                 2              $160,556
                                                                    ===========      =============

NOTE 7.  ELECTION OF TRUSTEES

   At a special meeting of the shareholders held on May 29, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For              Withheld              Total

Gary Hippenstiel                      10,516,210.432        648,472.896        11,164,683.328

Mark Muller                           10,856,443.432        308,239.896        11,164,683.328

Ken Trumpfheller                      10,493,506.432        671,176.896        11,164,683.328

Richard  Wright                       10,858,138.432        306,544.896        11,164,683.328

NOTE 8. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2002, National Investor Services owned of record in aggregate more than 56% of the Fund.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                         September 30, 2002 - continued


NOTE 9. SUBSEQUENT EVENTS

Liquidation of the Fund

The Board of Trustees has decided to redeem all outstanding shares of the Fund and to cease the operations of the Fund, with the proceeds to be sent to each shareholder's address of record. The Adviser had determined to discontinue managing the Fund due to the continuing lack of sufficient assets to sustain the expenses required to operate the Fund, and the Board of Trustees concluded that it was in the best interests of shareholders to cease operations of the Fund. In making this decision, the Board of Trustees determined that failure to redeem all shares of the Fund might have adverse consequences to the Fund's shareholders.

The Fund will cease operations on or about December 12, 2002.

                                  Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             28
5016 Cedar River Tr.
Fort Worth, Texas 76137
Year of Birth:  1964
--------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee

--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             13
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             28
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee

----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 28
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Michael E. Durham                                   Treasurer      and   Treasurer and CFO              N/A
431 N. Pennsylvania St.                             Chief    Financial       since 2002
Indianapolis, Indiana 46204                         Officer
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Vice-President of Fund Accounting of Unified Fund Services,  Inc., the                      None
Fund's transfer agent,  fund accountant and  administrator,  since May
1995.
----------------------------------------------------------------------- ----------------------------------------------
*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 888-336-9757.

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